Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [abstract]
Summary of subsidiaries with non-controlling interests

	December 31, 2022	December 31, 2021
NCI percentage	19.5%	19.5%

Current assets	$2,537	$2,638
Non-current assets	22,831	422,789
Current liabilities	(154)	(209)
Non-current liabilities	(156,057)	(178,984)
Net (liabilities) assets	$(130,843)	$246,234

Net (liabilities) assets allocated to NCI	$(25,514)	$48,016

Cash flows used in operating activities	$(3,095)	$(3,683)
Cash flows used in investing activities	(33)	—
Cash flows generated from financing activities	2,958	2,917
Net decrease in cash and cash equivalents	$(170)	$(766)

Net (loss) earnings and comprehensive (loss) income	$(373,522)	$9,297
Net (loss) earnings allocated to NCI	(72,837)	1,813